UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: April 30, 2011
Date of reporting period: April 30, 2011

Item 1. Report to Stockholders.

ANNUAL REPORT APRIL 30, 2011

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Equity Index Funds

Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)	Direxion Monthly NASDAQ-100® Bear 2X Fund (DXQSX)
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)

International Funds

Direxion Monthly Latin America Bull 2X Fund (DXZLX)

Currency Funds

Direxion Monthly Dollar Bull 2X Fund (DXDBX)	Direxion Monthly Dollar Bear 2X Fund (DXDDX)

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Letter to Shareholders

Dear Shareholders,

This Annual Report for the Direxion Funds (the “Funds”) covers the period from May 1, 2010 to April 30, 2011 (the “Annual Period”). During the Annual Period, the equity markets continued and sustained the bull rally after a small pullback during the summer months of 2010. On the fixed income side, markets have reacted negatively both domestically and globally as the world strives to muddle through the current credit cycle. Over the last year the U.S. Dollar has been on a roller coaster ride against the major G10 currencies. Gold was another strong performing asset during the time period and continues to perform well along with other precious metals such as silver and platinum. Additionally, other commodities such as oil, grains, and livestock have performed very well as investor attention is focused on the possibility of impending inflation.

The Funds seek to provide calendar month leveraged investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. These Funds are referred to as the “Leveraged Funds.” The term “calendar month” refers to the period from the close of the markets on the last business day of a given calendar month until the close of the markets on the last business day of the subsequent calendar month. The Leveraged Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate to 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each Leveraged Fund’s monthly investment objective, Rafferty Asset Management (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders that result in repositioning each Fund’s investments in accordance with its monthly investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce monthly returns consistent with a Fund’s objective. As a consequence, if a Leveraged Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Leveraged Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Leveraged Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Leveraged Fund invests in some combination of financial instruments so that it generates economic exposure consistent with the Fund’s investment objective. Financial instruments may include ETFs, stock index futures contracts, option on securities and stock indices and swap agreements. Each Leveraged Fund invests significantly in swap agreements and futures contracts. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

The Funds may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

The discussion below relates to the performance of the Funds for the Annual Period. The Funds seek to provide calendar month returns which are a multiple — positive or negative — of the calendar month performance of a particular benchmark. If a Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the benchmark

2  DIREXION ANNUAL REPORT

performance for the longer period. Similarly, the return for investors that invest for periods less than a calendar month or for a period different than the calendar month will likely deviate from the multiple of the benchmark performance for such shorter period. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking calendar month leverage investment results and intend to actively monitor and manage their investments.

The performance of the Funds for the Annual Period is important for understanding whether the Funds meet their investment goals. A Fund which meets its calendar month goals should have performance for the Annual Period similar to the performance indicated by models based on the calendar month returns of the relevant benchmark for the Annual Period. Direxion maintains models which indicate the expected performance of each Leveraged Fund in light of the path of the relevant benchmark, the Fund’s expense ratios and the impact of leveraging the Fund’s portfolio. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com) under Tools/Tracking Center. The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Annual Report follows.

The Direxion Monthly NASDAQ-100 Bull 2X Fund and the Direxion Monthly NASDAQ-100 Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the NASDAQ-100 Index. The Direxion Monthly NASDAQ-100 Bull 2X Fund returned 37.69%, 220 basis points more than its expected return of 35.49%. The Direxion Monthly NASDAQ-100 Bear 2X Fund returned -41.58%, 94 basis points lower than its expected return of -40.64%. The NASDAQ-100 Index itself returned 20.17%.

The Direxion Monthly S&P 500 Bull 2X Fund and the Direxion Monthly S&P 500 Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the S&P 500 Index. The Direxion Monthly S&P 500 Bull 2X Fund returned 29.36%, 60 basis points less than its expected return of 29.96%. The Direxion Monthly S&P 500 Bear 2X Fund returned -35.40%, 3 basis points lower than its expected return of -35.37%. The S&P 500 Index itself returned 17.22%.

The Direxion Monthly Latin America Bull 2X Fund seeks to provide 200% of the calendar month return of the S&P Latin America 40 Index. The Direxion Monthly Latin America Bull 2X Fund returned 22.72%, 253 basis points lower than its expected return of 25.25%. The S&P Latin America 40 Index itself returned 13.92%.

The Direxion Monthly Dollar Bull 2X Fund and the Direxion Monthly Dollar Bear 2X Fund seek to provide 200% and -200% of the calendar month return of the U.S. Dollar Index. The Direxion Monthly Dollar Bull 2X Fund returned -25.70%, 9 basis points lower than its expected return of -25.61%. The Direxion Monthly Dollar Bear 2X Fund returned 21.21%, 47 basis points lower than its expected return of 21.68%. The U.S Dollar Index itself returned -10.92%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Daniel O’Neill	Patrick Rudnick
Chief Investment Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

There is no guarantee the Funds will achieve their objective. Investing in funds that track an index may be more volatile then investing in broadly diversified funds. The use of leverage by a Fund means the Funds are riskier than alternatives which do not use leverage.

The views in this report were those of the Adviser as of April 30, 2011 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense of the Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly NASDAQ-100 Bear 2X Fund, Direxion Monthly S&P 500 Bull 2X Fund, Direxion Monthly S&P 500 Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund and Direxion Monthly Dollar Bear 2X Fund is 1.96%, 1.97%, 2.00%, 1.97%, 1.93%, 1.97% and 1.99% respectively, net of any fee, waivers or expense reimbursements.*

DIREXION ANNUAL REPORT  3

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

Distributed by:  Rafferty Capital Markets, LLC
Date of First Use: June 23, 2011

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 1.90% for the Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly NASDAQ-100 Bear 2X Fund, Direxion Monthly S&P 500 Bull 2X Fund, Direxion Monthly S&P 500 Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund and Direxion Monthly Dollar Bear 2X Fund.

4  DIREXION ANNUAL REPORT

Management Discussion & Analysis

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in order to achieve the stated goal for each Fund. The Bull Funds magnify the returns of their respective indexes for a calendar month period and the Bear Funds inversely magnify the returns of their respective indexes for a calendar month period. Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs.

No Fund attempts, or should be expected to, provide returns which are a multiple of the return of the benchmark for periods other than a calendar month. A “calendar month” refers to the period from the close of markets on the last business day of a given month until the close of the markets on the last business day of the subsequent month.

Factors Affecting Fund Performance:

[ ] Benchmark Performance — The calendar month performance of each Fund’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the calendar month goals, the series of calendar month index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

[ ] Leverage — Each Fund seeks calendar month investment results (before fees and expenses) of either 200% (for the Bull Funds) or -200% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund’s gains or losses and increases the investment’s risk and volatility.

[ ] Volatility and Compounding — The goal of leveraged funds is to provide a multiple of the calendar month returns of an underlying index. Over periods longer or shorter than a calendar month, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the Funds over longer periods will differ from the Fund’s calendar month stated goal. Periods of high volatility that lack a clear trend hurt a Fund’s performance while trending, low volatility markets enhance a Fund’s performance.

[ ] Cost of Financing — In order to attain leveraged exposure, a Bull Fund incurs a cost of LIBOR1( plus a spread and a Bear Fund receives LIBOR minus a spread as applied to the borrowed portion of the Fund’s exposure. Financing costs create a drag on a Bull Fund’s performance. Because LIBOR is very low, a Bear Fund receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

[ ] Equity Dividends — A Bull Fund’s performance is positively impacted by equity and index dividends, as the Funds receive those payments. A Bear Fund’s performance is negatively impacted, as they are obligated to pay the dividends.

[ ] Fees, Expenses, and Transaction Costs — Fees and expenses are listed in each Fund’s prospectus and may be larger than many traditional index funds’ fees which causes a greater negative impact on Fund performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to the Fund’s use of leverage, significant purchase and redemption activity by Fund shareholders, or trading securities that are comparatively less liquid.

Market Conditions Affecting Fund Performance:

A general review of economic conditions, market events and index performance for the period is described below.

Economy:

The economic recovery has remained stagnant since the financial crisis of 2008. The U.S. “stimulus” has had little effect on helping to ease unemployment away from the psychologically important 9% range. The limited success of QE2 has led the Fed away from the prospect of further recovery for QE3. The market has seen small and temporary lifts from the bond buyback program. These low interest rates have done nothing to stimulate consumer spending, leading the Fed to question its effectiveness. With the interest rates already incredibly low we believe the Fed has few options left to bolster bank lending and consumer spending. The U.S. seems to be gaining ground in the corporate sector with retained earnings and cash

(1 London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars). This rate is applicable to the short-term international interbank market, and applies to very large loans borrowed for anywhere from one day to five years.

DIREXION ANNUAL REPORT  5

holdings bolstering corporate balance sheets, but with consumer sentiment so low and unemployment not able to break the 9% range for any sustained time, we believe the stronger balance sheets mean little in the way of economic stability to most.

The global economy has not fared much better. Some would say the uncertainty and upheaval which Europe, Northern Africa and the Middle East have been experiencing has actually bolstered the U.S. markets, with the S&P 500 seeing a net change of +7% year to date for 2011 alone. The continued European debt crisis also has driven many investors toward gold as reserve currency or safe harbor investment resulted in spot gold (in U.S. Dollar terms) climbing to record breaking levels ($1,532.91 an ounce in April 2011). In addition to the European debt crisis, the low volatile market in the second half of our fiscal year created an environment for commodities to appreciate in value. Precious metals finished the period at near record highs, most notably silver, which finished the period up 157%. The pressure is once again on the Eurozone as the first round of bailouts seems not to have been enough for Greece as the IMF and European Union are being called upon to prevent default for a second time. We believe other countries such as, Portugal, Italy, Spain and Ireland will be close behind in the line for a second round of handouts.

Index Performance:

Over the fiscal year, Rafferty managed Funds of three different categories of indexes — broad market, international and currency.

With volatility at relatively low levels, domestic broad market indexes saw healthy gains over the fiscal year. Four of Direxion’s leveraged funds track broad market indexes; the index returns for the period are below. Due to the generally trending nature of the benchmark performances, the effects of compounding on these funds were not as pronounced as it would have been had the benchmarks been more volatile.

NASDAQ-100 Index	21.07%
S&P 500 Index	17.22%

Emerging markets outpaced in the international world, gaining nearly 20% on the year. The Brazilian market has been especially strong, with several consecutive months of retail sales gains – indicating strong domestic demand — and, at the same time, a 33% year-over-year gain in exports during April. Mexico has recently lagged behind the rest of the region, mainly due to lower growth expectations for the U.S. and drug-related violence. Rafferty managed one Fund benchmarked to an international index; the return for that benchmark is below. The return of the fund was affected by compounding as the benchmark showed higher volatility.

S&P Latin America 40 Index	16.73%

Rafferty managed two Funds benchmarked to a currency index — The U.S. Dollar Index — which indicates the general international value of the U.S. Dollar by averaging the exchange rates between the U.S. Dollar and 6 major world currencies. The index return for the annual period is below. Due to the mostly sustained yearlong declining trend of the U.S. Dollar Index, the effects of compounding on these funds were not as pronounced as it would have been had the benchmark been more volatile.

U.S. Dollar Index	-10.91%

Index Volatility:

Market volatility trended downward fairly steadily throughout the fiscal year with the Chicago Board Options Exchange Market Volatility Index (the “VIX”) ending down roughly 20%. After peaking at just over 45 in May, the VIX did not trade above 30 after early July and generally continued downward into fiscal year end trading within the 15 range. Higher volatility negatively impacts a Fund’s performance as described in the previous section. The volatility of each Index used as a benchmark for the Funds is below:

Benchmark	One Year Return	Annualized Volatility
NASDAQ-100 Index	20.17%	21.00%

S&P 500 Index	17.22%	20.26%

S&P Latin America 40 Index	13.92%	29.16%

U.S. Dollar Index	-10.92%	9.07%

6  DIREXION ANNUAL REPORT

Rafferty does not invest the assets of the Funds based on its view of the investment merit of a particular security, instrument or company. In addition, each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

The views of this report were those of the Adviser as of April 30, 2011 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

DIREXION ANNUAL REPORT  7

Direxion Monthly NASDAQ-100 Bull 2X Fund
May 1, 20061- April 30, 2011 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly NASDAQ-100 Bull 2X Fund	37.69%	(4.42%)	(3.22%)

NASDAQ-100® Index	20.17%	7.83%	7.35%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	199.5%

Total Exposure	199.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2011.

8  DIREXION ANNUAL REPORT

Direxion Monthly NASDAQ-100 Bear 2X Fund
May 1, 20061- April 30, 2011 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly NASDAQ-100 Bear 2X Fund	(41.58%)	(41.52%)	(33.33%)

NASDAQ-100® Index	20.17%	7.83%	7.35%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(205.9%)

Total Exposure	(205.9%)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2011.

DIREXION ANNUAL REPORT  9

Direxion Monthly S&P 500 Bull 2X Fund
May 1, 20061- April 30, 2011 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly S&P 500 Bull 2X Fund	29.36%	(18.08%)	(11.91%)

S&P 500® Index	17.22%	1.73%	3.04%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	199.6%

Total Exposure	199.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2011.

10  DIREXION ANNUAL REPORT

Direxion Monthly S&P 500 Bear 2X Fund
May 1, 20061- April 30, 2011 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly S&P 500 Bear 2X Fund	(35.40%)	(30.84%)	(22.86%)

S&P 500® Index	17.22%	1.73%	3.04%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(200.1%)

Total Exposure	(200.1%)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2011.

DIREXION ANNUAL REPORT  11

Direxion Monthly Latin America Bull 2X Fund
May 2, 20061- April 30, 2011 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly Latin America Bull 2X Fund	22.72%	(24.49%)	0.26%

S&P Latin America 40 Index	13.92%	(0.45%)	11.65%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P Latin America 40 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	200.1%

Total Exposure	200.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2011.

12  DIREXION ANNUAL REPORT

Direxion Monthly Dollar Bull 2X Fund
June 2, 20081- April 30, 2011 (Unaudited)

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Direxion Monthly Dollar Bull 2X Fund	(25.70%)	(8.54%)

U.S. Dollar Index	(10.92%)	0.00%

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	199.6%

Total Exposure	199.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2011.

DIREXION ANNUAL REPORT  13

Direxion Monthly Dollar Bear 2X Fund
June 12, 20061- April 30, 2011 (Unaudited)

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Direxion Monthly Dollar Bear 2X Fund	21.21%	(3.58%)	5.87%

U.S. Dollar Index	(10.92%)	0.19%	(3.33%)

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	(199.8%)

Total Exposure	(199.8%)

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2011.

14  DIREXION ANNUAL REPORT

Expense Example
April 30, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (November 1, 2010 — April 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  15

Expense Example
April 30, 2011 (Unaudited)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	November 1, 2010	April 30, 2011	Period[2]

Direxion Monthly NASDAQ-100 Bull 2X Fund
Based on actual fund return	1.90%	$1,000.00	$1,270.30	$10.70
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly NASDAQ-100 Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	754.40	8.26
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly S&P 500 Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,326.20	10.96
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly S&P 500 Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	716.10	8.08
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Latin America Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,065.10	9.73
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Dollar Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	866.40	8.79
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49
Direxion Monthly Dollar Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	1,105.00	9.92
Based on hypothetical 5% return	1.90%	1,000.00	1,015.37	9.49

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 365.

Allocation of Portfolio Holdings
April 30, 2011 (Unaudited)

	Cash*	Futures	Swaps	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	97%	—	3%	100%
Direxion Monthly NASDAQ-100 Bear 2X Fund	106%	—	(6%)	100%
Direxion Monthly S&P 500 Bull 2X Fund	99%	—	1%	100%
Direxion Monthly S&P 500 Bear 2X Fund	107%	—	(7%)	100%
Direxion Monthly Latin America Bull 2X Fund	98%	—	2%	100%
Direxion Monthly Dollar Bull 2X Fund	107%	(7%)	—	100%
Direxion Monthly Dollar Bear 2X Fund	93%	7%	—	100%

*	Cash, cash equivalents and other assets less liabilities.

16  DIREXION ANNUAL REPORT

Direxion Monthly NASDAQ-100 Bull 2X Fund
Schedule of Investments
April 30, 2011

Shares		Value

SHORT TERM INVESTMENTS - 97.0%
MONEY MARKET FUNDS - 97.0%
3,328,565	Fidelity Institutional Government Portfolio, 0.01%(a)	$3,328,565
3,328,565	Fidelity Institutional Money Market Portfolio, 0.14%(a)	3,328,565
3,328,565	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	3,328,565
7,448,565	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	7,448,565
3,328,565	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	3,328,565

	TOTAL SHORT TERM INVESTMENTS (Cost $20,762,825)	$20,762,825

	Total Investments (Cost $20,762,825) - 97.0%	$20,762,825
	Other Assets in Excess of Liabilities - 3.0%	637,566

	TOTAL NET ASSETS - 100.0%	$21,400,391

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at April 30, 2011.
(b) $4,120,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bull 2X Fund
Long Equity Swap Contracts
April 30, 2011

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	17,751	$42,064,021	(0.16%)	8/13/2012	$624,657

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  17

Direxion Monthly NASDAQ-100 Bear 2X Fund
Schedule of Investments
April 30, 2011

Shares		Value

SHORT TERM INVESTMENTS - 141.0%
MONEY MARKET FUNDS - 141.0%
458,572	Fidelity Institutional Government Portfolio, 0.01%(a)	$458,572
458,572	Fidelity Institutional Money Market Portfolio, 0.14%(a)	458,572
458,572	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	458,572
1,238,572	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	1,238,572
458,572	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	458,572

	TOTAL SHORT TERM INVESTMENTS (Cost $3,072,860)	$3,072,860

	Total Investments (Cost $3,072,860) - 141.0%	$3,072,860
	Liabilities in Excess of Other Assets - (41.0%)	(894,225)

	TOTAL NET ASSETS - 100.0%	$2,178,635

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at April 30, 2011.
(b) $780,000 of this security is held as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bear 2X Fund
Short Equity Swap Contracts
April 30, 2011

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation

Credit Suisse Capital, LLC	NASDAQ-100 Index	1,865	$4,347,779	(0.14%)	9/18/2012	$(137,397)

The accompanying notes are an integral part of these financial statements.
18  DIREXION ANNUAL REPORT

Direxion Monthly S&P 500 Bull 2X Fund
Schedule of Investments
April 30, 2011

Shares		Value

SHORT TERM INVESTMENTS - 97.6%
MONEY MARKET FUNDS - 97.6%
3,186,156	Fidelity Institutional Government Portfolio, 0.01%(a)	$3,186,156
3,186,156	Fidelity Institutional Money Market Portfolio, 0.14%(a)	3,186,156
3,186,156	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	3,186,156
7,006,156	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	7,006,156
3,186,155	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	3,186,155

	TOTAL SHORT TERM INVESTMENTS (Cost $19,750,779)	$19,750,779

	TOTAL INVESTMENTS (Cost $19,750,779) - 97.6%	$19,750,779
	Other Assets in Excess of Liabilities - 2.4%	483,861

	TOTAL NET ASSETS - 100.0%	$20,234,640

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at April 30, 2011.
(b) $3,820,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bull 2X Fund
Long Equity Swap Contracts
April 30, 2011

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Appreciation

Credit Suisse Capital, LLC	S&P 500 Index	29,610	$40,149,445	(0.21%)	10/29/2012	$229,377

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  19

Direxion Monthly S&P 500 Bear 2X Fund
Schedule of Investments
April 30, 2011

Shares		Value

SHORT TERM INVESTMENTS - 106.2%
MONEY MARKET FUNDS - 106.2%
1,556,474	Fidelity Institutional Government Portfolio, 0.01%(a)	$1,556,474
1,556,474	Fidelity Institutional Money Market Portfolio, 0.14%(a)	1,556,474
1,556,474	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,556,474
4,246,474	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	4,246,474
1,556,473	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,556,473

	TOTAL SHORT TERM INVESTMENTS (Cost $10,472,369)	$10,472,369

	TOTAL INVESTMENTS (Cost $10,472,369) - 106.2%	$10,472,369
	Liabilities in Excess of Other Assets - (6.2%)	(606,913)

	TOTAL NET ASSETS - 100.0%	$9,865,456

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at April 30, 2011.
(b) $2,690,000 of this security is held as collateral for swap contracts.

Direxion Monthly S&P 500 Bear 2X Fund
Short Equity Swap Contracts
April 30, 2011

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	Depreciation

Credit Suisse Capital, LLC	S&P 500 Index	14,470	$19,067,410	0.06%	2/27/2012	$(678,156)

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Direxion Monthly Latin America Bull 2X Fund
Schedule of Investments
April 30, 2011

Shares		Value

SHORT TERM INVESTMENTS - 98.4%
MONEY MARKET FUNDS - 98.4%
6,782,567	Fidelity Institutional Government Portfolio, 0.01%(a)	$6,782,567
6,782,567	Fidelity Institutional Money Market Portfolio, 0.14%(a)	6,782,567
6,782,567	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	6,782,567
40,142,221	Goldman Sachs Financial Square Government Fund, 0.00%(a)(b)	40,142,221
6,782,567	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	6,782,567

	TOTAL SHORT TERM INVESTMENTS (Cost $67,272,489)	$67,272,489

	TOTAL INVESTMENTS (Cost $67,272,489) - 98.4%	$67,272,489
	Other Assets in Excess of Liabilities - 1.6%	1,076,879

	TOTAL NET ASSETS - 100.0%	$68,349,368

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at April 30, 2011.
(b) $33,359,654 of this security is held as collateral for swap contracts.

Direxion Monthly Latin America Bull 2X Fund
Long Equity Swap Contracts
April 30, 2011

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	(Paid) Received	Date	(Depreciation)

Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	1,523,200	$82,788,048	(1.16%)	12/5/2011	$(200,613)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	147,000	7,729,494	(1.16%)	12/12/2011	250,198
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	88,200	4,501,856	(1.16%)	12/23/2011	287,567
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	500,860	26,628,029	(1.16%)	12/30/2011	432,192
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,000	158,042	(1.16%)	1/9/2012	4,934
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	12,200	636,113	(1.16%)	2/1/2012	22,991
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,400	226,337	(1.16%)	2/6/2012	11,396
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	39,400	2,024,547	(1.16%)	2/23/2012	105,597
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	25,000	1,297,509	(1.16%)	2/24/2012	54,140
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	91,930	4,801,545	(1.16%)	2/28/2012	168,841
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	48,000	2,516,843	(1.16%)	3/5/2012	79,012
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,000	218,844	(1.16%)	4/5/2012	(2,299)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,900	153,876	(1.16%)	4/19/2012	3,187
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	35,000	1,887,577	(1.16%)	4/27/2012	8,373

		2,525,090	$135,568,660			$1,225,516

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  21

Direxion Monthly Dollar Bull 2X Fund
Schedule of Investments
April 30, 2011

Shares		Value

SHORT TERM INVESTMENTS - 96.8%
MONEY MARKET FUNDS - 96.8%
717,552	Fidelity Institutional Government Portfolio, 0.01%(a)	$717,552
717,552	Fidelity Institutional Money Market Portfolio, 0.14%(a)	717,552
717,552	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	717,552
717,552	Goldman Sachs Financial Square Government Fund, 0.00%(a)	717,552
717,553	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	717,553

	TOTAL SHORT TERM INVESTMENTS (Cost $3,587,761)	$3,587,761

	Total Investments (Cost $3,587,761) - 96.8%	$3,587,761
	Other Assets in Excess of Liabilities - 3.2%	116,779

	TOTAL NET ASSETS - 100.0%	$3,704,540

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at April 30, 2011.

Direxion Monthly Dollar Bull 2X Fund
Futures Contracts
April 30, 2011

		Unrealized
Contracts		Depreciation

101	U.S. Dollar Index Futures Expiring June 2011 (Underlying Notional Amount at Market Value $7,392,695)	$(268,095)

The accompanying notes are an integral part of these financial statements.
22  DIREXION ANNUAL REPORT

Direxion Monthly Dollar Bear 2X Fund
Schedule of Investments
April 30, 2011

Shares		Value

SHORT TERM INVESTMENTS - 94.9%
MONEY MARKET FUNDS - 94.9%
1,085,103	Fidelity Institutional Government Portfolio, 0.01%(a)	$1,085,103
1,085,103	Fidelity Institutional Money Market Portfolio, 0.14%(a)	1,085,103
1,085,103	Goldman Sachs Financial Square Federal Fund, 0.00%(a)	1,085,103
1,085,103	Goldman Sachs Financial Square Government Fund, 0.00%(a)	1,085,103
1,085,103	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%(a)	1,085,103

	TOTAL SHORT TERM INVESTMENTS (Cost $5,425,515)	$5,425,515

	Total Investments (Cost $5,425,515) - 94.9%	$5,425,515
	Other Assets in Excess of Liabilities - 5.1%	289,570

	TOTAL NET ASSETS - 100.0%	$5,715,085

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at April 30, 2011.

Direxion Monthly Dollar Bear 2X Fund
Short Futures Contracts
April 30, 2011

		Unrealized
Contracts		Appreciation

156	U.S. Dollar Index Futures Expiring June 2011 (Underlying Notional Amount at Market Value $11,418,420)	$404,910

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  23

Statements of Assets and Liabilities
April 30, 2011

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	NASDAQ-100 Bull	NASDAQ-100 Bear	S&P 500 Bull	S&P 500 Bear
	2X Fund	2X Fund	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$20,762,825	$3,072,860	$19,750,779	$10,472,369
Receivables:
Fund shares sold	1,524,659	37,524	1,104,671	877,698
Unrealized appreciation on swaps	624,657	—	229,377	—
Interest	103	17	116	79

Total assets	22,912,244	3,110,401	21,084,943	11,350,146

Liabilities:
Payables:
Fund shares redeemed	690,562	655,028	674,852	719,113
Due to broker for swaps	—	135,265	—	70,648
Deposits from broker for swaps	790,000	—	140,000	—
Unrealized depreciation on swaps	—	137,397	—	678,156
Accrued investment advisory fees	12,352	1,609	13,994	6,621
Accrued operating services fees	10,705	1,395	12,127	5,738
Accrued distribution expenses	4,117	536	4,665	2,207
Accrued shareholder servicing fees	4,117	536	4,665	2,207

Total liabilities	1,511,853	931,766	850,303	1,484,690

Net Assets	$21,400,391	$2,178,635	$20,234,640	$9,865,456

Net Assets Consist Of:
Capital stock	34,047,750	18,819,483	18,621,831	49,060,359
Undistributed net investment income	—	—	—	—
Undistributed (Accumulated) net realized gain (loss)	(13,272,016)	(16,503,451)	1,383,432	(38,516,747)
Net unrealized appreciation (depreciation) on:
Swaps	624,657	(137,397)	229,377	(678,156)

Total Net Assets	$21,400,391	$2,178,635	$20,234,640	$9,865,456

Calculation of Net Assets Value Per Share:
Net assets	$21,400,391	$2,178,635	$20,234,640	$9,865,456
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	229,081	213,559	408,974	387,403
Net asset value, redemption and offering price per share	$93.42	$10.20	$49.48	$25.47

Cost of Investments	$20,762,825	$3,072,860	$19,750,779	$10,472,369

The accompanying notes are an integral part of these financial statements.
24  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2011

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America Bull	Dollar Bull	Dollar Bear
	2X Fund	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$67,272,489	$3,587,761	$5,425,515
Receivables:
Fund shares sold	387,069	38,923	160,820
Deposits at broker for futures	—	370,388	—
Deposits at broker for swaps	270,000	—	—
Due from broker for futures	—	—	406,607
Unrealized appreciation on swaps	1,428,428	—	—
Variation margin	—	—	15,691
Interest	618	6	9

Total assets	69,358,604	3,997,078	6,008,642

Liabilities:
Payables:
Fund shares redeemed	675,399	—	2,544
Due to broker for futures	—	275,888	—
Due to broker for swaps	18,590	—	—
Deposits from broker for futures	—	—	284,207
Unrealized depreciation on swaps	202,912	—	—
Variation margin	—	12,197	—
Accrued investment advisory fees	44,343	1,758	2,686
Accrued operating services fees	38,430	1,523	2,328
Accrued distribution expenses	14,781	586	896
Accrued shareholder servicing fees	14,781	586	896

Total liabilities	1,009,236	292,538	293,557

Net Assets	$68,349,368	$3,704,540	$5,715,085

Net Assets Consist Of:
Capital stock	219,522,846	5,477,173	9,889,131
Undistributed net investment income	—	—	—
Accumulated net realized loss	(152,398,994)	(1,504,538)	(4,578,956)
Net unrealized appreciation (depreciation) on:
Futures	—	(268,095)	404,910
Swaps	1,225,516	—	—

Total Net Assets	$68,349,368	$3,704,540	$5,715,085

Calculation of Net Assets Value Per Share:
Net assets	$68,349,368	$3,704,540	$5,715,085
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,008,993	167,088	233,106
Net asset value, redemption and offering price per share	$67.74	$22.17	$24.52

Cost of Investments	$67,272,489	$3,587,761	$5,425,515

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  25

Statements of Operations
For the Year Ended April 30, 2011

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	NASDAQ-100 Bull	NASDAQ-100 Bear	S&P 500 Bull	S&P 500 Bear
	2X Fund	2X Fund	2X Fund	2X Fund

Investment Income:
Interest income	$18,767	$4,467	$17,275	$24,006

Total investment income	18,767	4,467	17,275	24,006

Expenses:
Investment advisory fees	140,198	30,300	138,639	165,343
Operating services fees	121,505	26,260	120,154	143,297
Distribution expenses	46,733	10,100	46,213	55,114
Shareholder servicing fees	46,733	10,100	46,213	55,114

Total expenses	355,169	76,760	351,219	418,868

Net investment loss	(336,402)	(72,293)	(333,944)	(394,862)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	2,007,879	(2,437,497)	4,764,550	(13,473,346)

	2,007,879	(2,437,497)	4,764,550	(13,473,346)

Change in unrealized appreciation (depreciation) on:
Swaps	2,104,219	169,558	880,274	650,087

	2,104,219	169,558	880,274	650,087

Net realized and unrealized gain (loss) on investments	4,112,098	(2,267,939)	5,644,824	(12,823,259)

Net increase (decrease) in net assets resulting from operations	$3,775,696	$(2,340,232)	$5,310,880	$(13,218,121)

The accompanying notes are an integral part of these financial statements.
26  DIREXION ANNUAL REPORT

Statements of Operations
For the Year Ended April 30, 2011

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America Bull	Dollar Bull	Dollar Bear
	2X Fund	2X Fund	2X Fund

Investment Income:
Interest income	$85,362	$5,770	$4,805

Total investment income	85,362	5,770	4,805

Expenses:
Investment advisory fees	604,690	41,997	33,517
Operating services fees	524,065	36,398	29,048
Distribution expenses	201,563	13,999	11,173
Shareholder servicing fees	201,563	13,999	11,173

Total expenses before excise taxes	1,531,881	106,393	84,911
Excise taxes	—	52	24

Total expenses	1,531,881	106,445	84,935

Net investment loss	(1,446,519)	(100,675)	(80,130)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
Futures	—	(183,607)	(151,468)
Swaps	7,338,475	—	—

	7,338,475	(183,607)	(151,468)

Change in unrealized appreciation (depreciation) on:
Futures	—	(292,458)	615,500
Swaps	7,158,847	—	—

	7,158,847	(292,458)	615,500

Net realized and unrealized gain (loss) on investments	14,497,322	(476,065)	464,032

Net increase (decrease) in net assets resulting from operations	$13,050,803	$(576,740)	$383,902

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  27

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	NASDAQ-100 Bull 2X Fund		NASDAQ-100 Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2011	April 30, 2010	April 30, 2011	April 30, 2010

Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(336,402)	$(493,994)	$(72,293)	$(108,683)
Net realized gain (loss) on investments	2,007,879	21,661,006	(2,437,497)	(9,573,450)
Change in net unrealized appreciation (depreciation) on investments	2,104,219	(2,511,977)	169,558	423,621

Net increase (decrease) in net assets resulting from operations	3,775,696	18,655,035	(2,340,232)	(9,258,512)

Distributions to shareholders:
Net investment income	—	—	—	—
Return of capital	—	—	(327,792)	(601,004)

Total distributions to shareholders	—	—	(327,792)	(601,004)

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(9,891,815)	(17,294,026)	439,924	7,693,665

Total increase (decrease) in net assets from capital share transactions	(9,891,815)	(17,294,026)	439,924	7,693,665

Total increase (decrease) in net assets	(6,116,119)	1,361,009	(2,228,100)	(2,165,851)

Net assets:
Beginning of year	27,516,510	26,155,501	4,406,735	6,572,586

End of year	$21,400,391	$27,516,510	$2,178,635	$4,406,735

Undistributed net investment income, end of year	$—	$—	$—	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100 Bull 2X Fund				Direxion Monthly NASDAQ-100 Bear 2X Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2011		April 30, 2010		April 30, 2011		April 30, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	1,077,641	$76,940,514	3,299,780	$141,283,235	2,453,950	$38,676,804	3,697,152	$144,284,992
Shares issued in reinvestment of distributions	—	—	—	—	16,659	310,385	25,205	585,720
Shares redeemed	(1,254,087)	(86,832,329)	(3,722,639)	(158,577,261)	(2,492,340)	(38,547,265)	(3,599,868)	(137,177,047)

Net increase (decrease)	(176,446)	$(9,891,815)	(422,859)	$(17,294,026)	(21,731)	$439,924	122,489	$7,693,665

The accompanying notes are an integral part of these financial statements.
28  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	S&P 500 Bull 2X Fund		S&P 500 Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2011	April 30, 2010	April 30, 2011	April 30, 2010

Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(333,944)	$(421,116)	$(394,862)	$(256,907)
Net realized gain (loss) on investments	4,764,550	23,853,521	(13,473,346)	(20,925,747)
Change in net unrealized appreciation (depreciation) on investments	880,274	(1,651,581)	650,087	1,038,362

Net increase (decrease) in net assets resulting from operations	5,310,880	21,780,824	(13,218,121)	(20,144,292)

Distributions to shareholders:
Net investment income	—	—	—	—
Net realized gain	—	—	—	—

Total distributions to shareholders	—	—	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(1,932,851)	(47,535,078)	12,915,610	3,427,489

Total increase (decrease) in net assets from capital share transactions	(1,932,851)	(47,535,078)	12,915,610	3,427,489

Total increase (decrease) in net assets	3,378,029	(25,754,254)	(302,511)	(16,716,803)

Net assets:
Beginning of year	16,856,611	42,610,865	10,167,967	26,884,770

End of year	$20,234,640	$16,856,611	$9,865,456	$10,167,967

Undistributed net investment income, end of year	$—	$—	$—	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500 Bull 2X Fund				Direxion Monthly S&P 500 Bear 2X Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2011		April 30, 2010		April 30, 2011		April 30, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	8,271,415	$319,411,380	9,156,605	$245,381,991	8,338,624	$321,978,656	4,980,030	$311,289,097
Shares issued in reinvestment of distributions	—	—	—	—	—	—	—	—
Shares redeemed	(8,303,118)	(321,344,231)	(10,915,226)	(292,917,069)	(8,209,082)	(309,063,046)	(5,000,498)	(307,861,608)

Net increase (decrease)	(31,703)	$(1,932,851)	(1,758,621)	$(47,535,078)	129,542	$12,915,610	(20,468)	$3,427,489

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  29

Statements of Changes in Net Assets

	Direxion Monthly		Direxion Monthly
	Latin America Bull 2X Fund		Dollar Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2011	April 30, 2010	April 30, 2011	April 30, 2010

Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(1,446,519)	$(1,787,573)	$(100,675)	$(114,596)
Net realized gain (loss) on investments	7,338,475	67,361,704	(183,607)	(559,422)
Change in net unrealized appreciation (depreciation) on investments	7,158,847	(5,941,722)	(292,458)	51,467

Net increase (decrease) in net assets resulting from operations	13,050,803	59,632,409	(576,740)	(622,551)

Distributions to shareholders:
Net investment income	—	—	—	—
Net realized gain	—	—	—	—

Total distributions to shareholders	—	—	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(47,751,073)	(1,183,527)	(1,680,961)	3,377,107

Total increase (decrease) in net assets from capital share transactions	(47,751,073)	(1,183,527)	(1,680,961)	3,377,107

Total increase (decrease) in net assets	(34,700,270)	58,448,882	(2,257,701)	2,754,556

Net assets:
Beginning of year	103,049,638	44,600,756	5,962,241	3,207,685

End of year	$68,349,368	$103,049,638	$3,704,540	$5,962,241

Undistributed net investment income, end of year	$—	$—	$—	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Latin America Bull 2X Fund				Direxion Monthly Dollar Bull 2X Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	April 30, 2011		April 30, 2010		April 30, 2011		April 30, 2010
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Shares sold	2,472,219	$141,217,775	4,351,793	$197,366,178	2,355,570	$65,769,985	5,630,953	$166,670,375
Shares issued in reinvestment of distributions	—	—	—	—	—	—	—	—
Shares redeemed	(3,329,911)	(188,968,848)	(4,387,393)	(198,549,705)	(2,388,257)	(67,450,946)	(5,518,459)	(163,293,268)

Net increase (decrease)	(857,692)	$(47,751,073)	(35,600)	$(1,183,527)	(32,687)	$(1,680,961)	112,494	$3,377,107

The accompanying notes are an integral part of these financial statements.
30  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly
	Dollar Bear 2X Fund
	Year Ended	Year Ended
	April 30, 2011	April 30, 2010

Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(80,130)	$(206,459)
Net realized gain (loss) on investments	(151,468)	1,014,884
Change in net unrealized appreciation (depreciation) on investments	615,500	(387,412)

Net increase in net assets resulting from operations	383,902	421,013

Distributions to shareholders:
Net investment income	—	—
Net realized gain	—	—

Total distributions to shareholders	—	—

Capital share transactions:
Net decrease in net assets resulting from net change in capital share transactions(a)	(1,536,328)	(2,702,487)

Total decrease in net assets from capital share transactions	(1,536,328)	(2,702,487)

Total decrease in net assets	(1,152,426)	(2,281,474)

Net assets:
Beginning of year	6,867,511	9,148,985

End of year	$5,715,085	$6,867,511

Undistributed net investment income, end of year	$—	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Dollar Bear 2X Fund
	Year Ended		Year Ended
	April 30, 2011		April 30, 2010
	Shares	Value	Shares	Value

Shares sold	1,185,404	$24,183,632	5,051,644	$107,487,511
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,291,852)	(25,719,960)	(5,213,722)	(110,189,998)

Net decrease	(106,448)	$(1,536,328)	(162,078)	$(2,702,487)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  31

Financial Highlights

												RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,			Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[4]	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return	(,000)	Expenses[3]	Expenses[3]	Recoupment[3]	Rate[5]

Direxion Monthly NASDAQ-100 Bull 2X Fund
Year ended April 30, 2011	$67.85	$(1.28)	$26.85	$25.57	$—	$—	$—	$—	$93.42	37.69%	$21,400	1.90%	1.90%	(1.80%)	0%
Year ended April 30, 2010	31.57	(0.88)	37.16	36.28	—	—	—	—	67.85	114.92%	27,517	1.95%	1.91%	(1.77%)	0%
Year ended April 30, 2009	112.07	(0.15)	(79.02)	(79.17)	—	(1.31)	(0.02)	(1.33)	31.57	(70.49%)	26,156	1.93%	1.81%	(0.38%)	83%
Year ended April 30, 2008	144.55	3.08	(15.54)	(12.46)	(7.07)	(12.95)	—	(20.02)	112.07	(11.69%)	21,530	2.35%	1.75%	2.22%	28%
May 1, 2006[1] to April 30, 2007	140.00	1.61	11.55	13.16	—	(8.61)	—	(8.61)	144.55	10.11%[2]	7,071	3.42%	1.75%	1.23%	920%[2]
Direxion Monthly NASDAQ-100 Bear 2X Fund
Year ended April 30, 2011	18.73	(0.27)	(6.93)	(7.20)	—	—	(1.33)	(1.33)	10.20	(41.58%)	2,179	1.90%	1.90%	(1.79%)	0%
Year ended April 30, 2010	58.25	(0.53)	(35.50)	(36.03)	—	—	(3.49)	(3.49)	18.73	(63.17%)	4,407	2.40%	1.91%	(1.76%)	0%
Year ended April 30, 2009	65.95	(0.45)	(1.35)	(1.80)	(5.90)	—	—	(5.90)	58.25	(7.08%)	6,573	2.23%	1.81%	(0.52%)	0%
Year ended April 30, 2008	79.70	1.50	(15.25)	(13.75)	—	—	—	—	65.95	(17.25%)	9,086	2.38%	1.75%	2.03%	0%
May 1, 2006[1] to April 30, 2007	100.00	3.00	(23.30)	(20.30)	—	—	—	—	79.70	(20.30%)[2]	8,159	3.23%	1.75%	3.03%	0%[2]
Direxion Monthly S&P 500 Bull 2X Fund
Year ended April 30, 2011	38.25	(0.69)	11.92	11.23	—	—	—	—	49.48	29.36%	20,235	1.90%	1.90%	(1.81%)	0%
Year ended April 30, 2010	19.37	(0.44)	19.32	18.88	—	—	—	—	38.25	97.47%	16,857	1.93%	1.87%	(1.67%)	0%
Year ended April 30, 2009	90.05	(0.21)	(70.46)	(70.67)	—	—	(0.01)	(0.01)	19.37	(78.48%)	42,611	1.81%	1.85%	(0.95%)	578%
Year ended April 30, 2008	119.40	2.50	(31.00)	(28.50)	—	—	(0.85)	(0.85)	90.05	(23.97%)	19,608	2.46%	1.75%	2.35%	190%
May 1, 2006[1] to April 30, 2007	100.00	3.50	22.95	26.45	(3.65)	(3.40)	—	(7.05)	119.40	26.95%[2]	10,382	3.15%	1.75%	3.21%	0%[2]
Direxion Monthly S&P 500 Bear 2X Fund
Year ended April 30, 2011	39.43	(0.68)	(13.28)	(13.96)	—	—	—	—	25.47	(35.40%)	9,865	1.90%	1.90%	(1.79%)	0%
Year ended April 30, 2010	96.60	(0.95)	(56.22)	(57.17)	—	—	—	—	39.43	(59.18%)	10,168	1.98%	1.91%	(1.75%)	0%
Year ended April 30, 2009	80.25	(0.75)	22.65	21.90	(5.55)	—	—	(5.55)	96.60	25.39%	26,885	1.93%	1.80%	(0.66%)	195%
Year ended April 30, 2008	73.90	1.70	4.65	6.35	—	—	—	—	80.25	8.59%	8,996	2.44%	1.75%	2.10%	168%
May 1, 2006[1] to April 30, 2007	100.00	2.55	(26.25)	(23.70)	—	(2.40)	—	(2.40)	73.90	(23.87%)[2]	4,391	7.03%	1.75%	3.02%	0%[2]
Direxion Monthly Latin America Bull 2X Fund
Year ended April 30, 2011	55.20	(1.02)	13.56	12.54	—	—	—	—	67.74	22.72%	68,349	1.90%	1.90%	(1.79%)	0%
Year ended April 30, 2010	23.45	(0.84)	32.59	31.75	—	—	—	—	55.20	135.39%	103,050	1.90%	1.91%	(1.83%)	0%
Year ended April 30, 2009	177.90	0.30	(151.98)	(151.68)	(0.32)	—	(2.45)	(2.77)	23.45	(85.09%)	44,601	1.82%	1.75%	0.41%	120%
Year ended April 30, 2008	120.80	0.90	86.60	87.50	(20.30)	(10.10)	—	(30.40)	177.90	79.77%	283,141	1.64%	1.67%	0.57%	521%
May 2, 2006[1] to April 30, 2007	100.00	2.10	27.45	29.55	(7.75)	(1.00)	—	(8.75)	120.80	30.83%[2]	46,167	2.26%	1.75%	2.07%	861%[2]
Direxion Monthly Dollar Bull 2X Fund
Year ended April 30, 2011	29.84	(0.50)	(7.17)	(7.67)	—	—	—	—	22.17	(25.70%)	3,705	1.90%	1.90%	(1.80%)	0%
Year ended April 30, 2010	36.75	(0.51)	(6.40)	(6.91)	—	—	—	—	29.84	(18.80%)	5,962	2.07%	1.90%	(1.79%)	0%
June 2, 2008[1] to April 30, 2009	30.00	(0.11)	8.62	8.51	—	(1.76)	—	(1.76)	36.75	27.87%[2]	3,208	2.49%	1.71%	(0.30%)	0%[2]
Direxion Monthly Dollar Bear 2X Fund
Year ended April 30, 2011	20.23	(0.37)	4.66	4.29	—	—	—	—	24.52	21.21%	5,715	1.90%	1.90%	(1.79%)	0%
Year ended April 30, 2010	18.24	(0.39)	2.38	1.99	—	—	—	—	20.23	10.91%	6,868	1.96%	1.91%	(1.78%)	0%
Year ended April 30, 2009	27.35	(0.08)	(9.03)	(9.11)	—	—	—	—	18.24	(33.31%)	9,149	2.08%	1.80%	(0.31%)	0%
Year ended April 30, 2008	22.16	0.50	6.39	6.89	(0.26)	(1.44)	—	(1.70)	27.35	32.50%	22,979	1.95%	1.75%	1.99%	0%
June 12, 2006[1] to April 30, 2007	20.00	0.60	1.64	2.24	(0.05)	(0.03)	—	(0.08)	22.16	11.22%[2]	2,795	6.54%	1.75%	3.24%	0%[2]

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps, futures contracts and repurchase agreements are deemed short-term securities.

32  DIREXION ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2011

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 32 series of which 7 are included in this report: Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly NASDAQ-100 Bear 2X Fund, Direxion Monthly S&P 500 Bull 2X Fund, Direxion Monthly S&P 500 Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund, and the Direxion Monthly Dollar Bear 2X Fund (each, a “Fund” and together, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 7 Funds included in this report offer only Investor Class shares.

The Funds’ investment objectives are to seek investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. There is no guarantee the Funds will achieve their objective.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly NASDAQ-100 Bull 2X Fund		200%
Direxion Monthly NASDAQ-100 Bear 2X Fund	NASDAQ-100® Index	−200%

Direxion Monthly S&P 500 Bull 2X Fund		200%
Direxion Monthly S&P 500 Bear 2X Fund	S&P 500® Index	−200%

Direxion Monthly Latin America Bull 2X Fund	S&P® Latin America 40 Index	200%

Direxion Monthly Dollar Bull 2X Fund		200%
Direxion Monthly Dollar Bear 2X Fund	U.S. Dollar® Index	−200%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted net asset values on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will

DIREXION ANNUAL REPORT  33

monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at April 30, 2011.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov.

34  DIREXION ANNUAL REPORT

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short at April 30, 2011.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at April 30, 2011.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are

DIREXION ANNUAL REPORT  35

charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 4.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the years ended April 30, 2011 and April 30, 2010, were as follows:

	Direxion Monthly		Direxion Monthly
	NASDAQ-100		NASDAQ-100
	Bull 2X Fund		Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2011	2010	2011	2010

Distributions paid from:
Ordinary Income	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	327,792	601,004

Total Distributions paid	$—	$—	$327,792	$601,004

	Direxion Monthly		Direxion Monthly		Direxion Monthly
	S&P 500		S&P 500		Latin America
	Bull 2X Fund		Bear 2X Fund		Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,	April 30,
	2011	2010	2011	2010	2011	2010

Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$—	$—	$—	$—	$—	$—

	Direxion Monthly		Direxion Monthly
	Dollar Bull		Dollar Bear
	2X Fund		2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,
	2011	2010	2011	2010

Distributions paid from:
Ordinary Income	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$—	$—	$—	$—

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended April 30, 2011. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

36  DIREXION ANNUAL REPORT

As of April 30, 2011, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly	Direxion Monthly	Direxion Monthly	Direxion Monthly
	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$20,762,825	$3,072,860	$19,750,779	$10,472,369
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	1,704,430	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	1,704,430	—

Other accumulated gain/(loss)	(12,647,359)	(16,640,848)	(91,621)	(39,194,903)

Total accumulated earnings/(loss)	$(12,647,359)	$(16,640,848)	$1,612,809	$(39,194,903)

	Direxion Monthly	Direxion Monthly	Direxion Monthly
	Latin America	Dollar	Dollar
	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$67,272,489	$3,587,761	$5,425,515
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—

Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	—	—	—

Other accumulated gain/(loss)	(151,173,478)	(1,772,633)	(4,174,046)

Total accumulated earnings/(loss)	$(151,173,478)	$(1,772,633)	$(4,174,046)

Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gain and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock

Direxion Monthly NASDAQ-100 Bull 2X Fund	$336,402	$—	$(336,402)
Direxion Monthly NASDAQ-100 Bear 2X Fund	72,293	—	(72,293)
Direxion Monthly S&P 500 Bull 2X Fund	333,944	(1,406,589)	1,072,645
Direxion Monthly S&P 500 Bear 2X Fund	394,862	—	(394,862)
Direxion Monthly Latin America Bull 2X Fund	1,446,519	—	(1,446,519)
Direxion Monthly Dollar Bull 2X Fund	100,675	—	(100,675)
Direxion Monthly Dollar Bear 2X Fund	80,130	—	(80,130)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to net operating losses.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for

DIREXION ANNUAL REPORT  37

tax purposes to defer into their next fiscal year any net capital losses incurred between November 1and the end of their fiscal year, April 30, 2011.

At April 30, 2011, the following funds deferred, on a tax basis, post-October losses of:

Post October
Capital Loss Deferred

Direxion Monthly NASDAQ-100 Bull 2X Fund	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	801,213
Direxion Monthly S&P 500 Bull 2X Fund	—
Direxion Monthly S&P 500 Bear 2X Fund	6,268,667
Direxion Monthly Latin America Bull 2X Fund	—
Direxion Monthly Dollar Bull 2X Fund	397,090
Direxion Monthly Dollar Bear 2X Fund	—

At April 30, 2011 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	4/30/2017	4/30/2018	4/30/2019	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	$12,205,416	$—	$—	$12,205,416
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	10,340,943	2,502,296	12,843,239
Direxion Monthly S&P 500 Bull 2X Fund	—	—	—	—
Direxion Monthly S&P 500 Bear 2X Fund	—	18,781,801	4,649,215	23,431,016
Direxion Monthly Latin America Bull 2X Fund	148,741,363	—	—	148,741,363
Direxion Monthly Dollar Bull 2X Fund	—	1,296,568	78,975	1,375,543
Direxion Monthly Dollar Bear 2X Fund	3,171,983	—	1,002,063	4,174,046

Capital Loss Utilized:	4/30/2011

Direxion Monthly NASDAQ-100 Bull 2X Fund	$3,047,422
Direxion Monthly S&P 500 Bull 2X Fund	1,891,975
Direxion Monthly Latin America Bull 2X Fund	8,542,946

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2011, open Federal and state income tax years include the tax years ended April 30, 2008, April 30, 2009, April 30, 2010 and April 30, 2011. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

38  DIREXION ANNUAL REPORT

3.	INVESTMENT TRANSACTIONS

During the year ended April 30, 2011, the Funds had no purchases and sales of investments (excluding short-term investments and swaps and futures contracts). Additionally, there were no purchases or sales of long-term U.S. government securities during the year ended April 30, 2011.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee of 0.75%, computed daily and payable monthly, as applied to each Fund’s average daily net assets.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.65%, calculated on an annualized basis on the average net assets of each Fund.

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Funds currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities,

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

DIREXION ANNUAL REPORT  39

The follow is a summary of the inputs used to value the Fund’s net assets as of April 30, 2011:

	Direxion Monthly NASDAQ-100 Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$20,762,825	$—	$—	$20,762,825
Other Financial Instruments*	$—	$624,657	$—	$624,657

	Direxion Monthly NASDAQ-100 Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$3,072,860	$—	$—	$3,072,860
Other Financial Instruments*	$—	$(137,397)	$—	$(137,397)

	Direxion Monthly S&P 500 Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$19,750,779	$—	$—	$19,750,779
Other Financial Instruments*	$—	$229,377	$—	$229,377

	Direxion Monthly S&P 500 Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$10,472,369	$—	$—	$10,472,369
Other Financial Instruments*	$—	$(678,156)	$—	$(678,156)

	Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$67,272,489	$—	$—	$67,272,489
Other Financial Instruments*	$—	$1,225,516	$—	$1,225,516

	Direxion Monthly Dollar Bull 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$3,587,761	$—	$—	$3,587,761
Other Financial Instruments*	$(268,095)	$—	$—	$(268,095)

	Direxion Monthly Dollar Bear 2X Fund
	Level 1	Level 2	Level 3	Total

Short-Term Investments	$5,425,515	$—	$—	$5,425,515
Other Financial Instruments*	$404,910	$—	$—	$404,910

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments include swap and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers between Level 1 and Level 2 securities during the year ended April 30, 2011.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives of calendar month leveraged investment results of each Fund’s respective index. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2011, the Funds were invested in futures and equity swap contracts.

40  DIREXION ANNUAL REPORT

At April 30, 2011, the fair value of derivatives instruments were as follows:

Asset derivatives[1]

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	Swap contracts	$—	$624,657	$624,657

	Total	$—	$624,657	$624,657

Direxion Monthly S&P 500 Bull 2X Fund	Swap contracts	$—	$229,377	$229,377

	Total	$—	$229,377	$229,377

Direxion Monthly Latin America Bull 2X Fund	Swap contracts	$—	$1,428,428	$1,428,428

	Total	$—	$1,428,428	$1,428,428

Direxion Monthly Dollar Bear 2X Fund	Futures contracts*	$404,910	$—	$404,910

	Total	$404,910	$—	$404,910

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability derivatives[1]

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bear 2X Fund	Swap contracts	$—	$137,397	$137,397

	Total	$—	$137,397	$137,397

Direxion Monthly S&P 500 Bear 2X Fund	Swap contracts	$—	$678,156	$678,156

	Total	$—	$678,156	$678,156

Direxion Monthly Latin America Bull 2X Fund	Swap contracts	$—	$202,912	$202,912

	Total	$—	$202,912	$202,912

Direxion Monthly Dollar Bull 2X Fund	Futures contracts*	$268,095	$—	$268,095

	Total	$268,095	$—	$268,095

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps and variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended April 30, 2011, were as follows:

		Foreign exchange risk	Equity risk	Total

Direxion Monthly NASDAQ-100 Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$2,007,879	$2,007,879

	Total realized gain (loss)	$—	$2,007,879	$2,007,879

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$2,104,219	$2,104,219

	Total change in unrealized appreciation (depreciation)	$—	$2,104,219	$2,104,219

Direxion Monthly NASDAQ-100 Bear 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$(2,437,497)	$(2,437,497)

	Total realized gain (loss)	$—	$(2,437,497)	$(2,437,497)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$169,558	$169,558

	Total change in unrealized appreciation (depreciation)	$—	$169,558	$169,558

DIREXION ANNUAL REPORT  41

		Foreign exchange risk	Equity risk	Total

Direxion Monthly S&P 500 Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$4,764,550	$4,764,550

	Total realized gain (loss)	$—	$4,764,550	$4,764,550

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$880,274	$880,274

	Total change in unrealized appreciation (depreciation)	$—	$880,274	$880,274

Direxion Monthly S&P 500 Bear 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$(13,473,346)	$(13,473,346)

	Total realized gain (loss)	$—	$(13,473,346)	$(13,473,346)

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$650,087	$650,087

	Total change in unrealized appreciation (depreciation)	$—	$650,087	$650,087

Direxion Monthly Latin America Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$7,338,475	$7,338,475

	Total realized gain (loss)	$—	$7,338,475	$7,338,475

	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$7,158,847	$7,158,847

	Total change in unrealized appreciation (depreciation)	$—	$7,158,847	$7,158,847

Direxion Monthly Dollar Bull 2X Fund	Realized gain (loss)[1]
	Futures contracts	$(183,607)	$—	$(183,607)

	Total realized gain (loss)	$(183,607)	$—	$(183,607)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$(292,458)	$—	$(292,458)

	Total change in unrealized appreciation (depreciation)	$(292,458)	$—	$(292,458)

Direxion Monthly Dollar Bear 2X Fund	Realized gain (loss)[1]
	Futures contracts	$(151,468)	$—	$(151,468)

	Total realized gain (loss)	$(151,468)	$—	$(151,468)

	Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$615,500	$—	$615,500

	Total change in unrealized appreciation (depreciation)	$615,500	$—	$615,500

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
2	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the year ended April 30, 2011, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long	Short	Long Equity	Short Equity
	Futures Contracts	Futures Contracts	Swaps Contracts	Swaps Contracts

Direxion Monthly NASDAQ-100 Bull 2X Fund	$—	$—	$43,565,713	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	—	—	7,240,531
Direxion Monthly S&P 500 Bull 2X Fund	—	—	35,738,901	—
Direxion Monthly S&P 500 Bear 2X Fund	—	—	—	30,579,924
Direxion Monthly Latin America Bull 2X Fund	—	—	174,930,762	—
Direxion Monthly Dollar Bull 2X Fund	8,386,984	—	—	—
Direxion Monthly Dollar Bear 2X Fund	—	10,452,716	—	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 200% (or -200%) calendar month performance of their respective index.

42  DIREXION ANNUAL REPORT

7.	NEW ACCOUNTING PRONOUNCEMENT

On April 15, 2011, the Financial Accounting Standards Board issued an update intended to improve the accounting for repurchase and other similar agreements. Specifically, the update modifies the criteria for determining when these agreements would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements or footnote disclosures, if any.

8.	SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

DIREXION ANNUAL REPORT  43

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and
Shareholders of Direxion Funds:

We have audited the accompanying statements of assets and liabilities of Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly NASDAQ-100 Bear 2X Fund, Direxion Monthly S&P 500 Bull 2X Fund, Direxion Monthly S&P 500 Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund, and Direxion Monthly Dollar Bear 2X Fund (seven of the series of the Direxion Funds) (the “Funds”), including the schedules of investments, as of April 30, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above-mentioned seven of the series of Direxion Funds at April 30, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 23, 2011

44  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. However, for the year ended April 30, 2011, no dividends declared from ordinary income were designated as qualified dividend income.

For corporate shareholders, no ordinary income distributions qualified for the corporate dividends received deduction for the year ended April 30, 2011.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION ANNUAL REPORT  45

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI include additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Fund Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Lawrence C. Rafferty(1)
Age: 68	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	172	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Fund Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel J. Byrne
Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present; Trustee, The Opening Word Program, Wyandanch, New York.	172	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	172	None

John Weisser
Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	172	Director, MainStay VP Fund Series (20 Funds), The MainStay Funds (14 Funds), The MainStay Funds Trust (4 Funds); Director ICAP Funds, Inc (4 Funds); Director, Eclipse Funds, Inc. (21 Funds), Eclipse Funds (2 Funds)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 42 of the 139 funds currently registered with the SEC.

46  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

# of Portfolios
in the Direxion
Family of
Investment
	Position(s)	Term of Office		Companies	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee
Daniel D. O’Neill(1)
Age: 43	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	N/A

Christopher Lewis
Age: 40	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009-present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202
Age: 37	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202
Age: 38	Secretary	One Year; Since 2004	Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), since September 2007; Chief Financial Officer, USBFS, since April 2006; Vice President, USBFS, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)	The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 32 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 42 of the 139 funds currently registered with the SEC.

DIREXION ANNUAL REPORT  47

THIS PAGE INTENTIONALLY LEFT BLANK

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the annual report.

ANNUAL REPORT APRIL 30, 2011

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Funds file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including assessment of FIN 48 for the Funds and additional tax research. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The table presents aggregate fees billed to the registrant and reflected in the financial statements of the report to shareholders.

	FYE 4/30/11	FYE 4/30/10

Audit Fees	$152,600	$137,100
Audit-Related Fees	—	—
Tax Fees	$35,000	$28,790
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.
The percentages of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/11	FYE 4/30/10

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/11	FYE 4/30/10

Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President
     Date June 30, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President
     Date June 30, 2011

By (Signature and Title)*	/s/ Patrick J. Rudnick Patrick J. Rudnick, Principal Financial Officer
     Date June 30, 2011

*	Print the name and title of each signing officer under his or her signature.